Cover	Sep. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-53276
Entity Registrant Name	BrewBilt Brewing Company
Entity Central Index Key	0001399306
Entity Tax Identification Number	86-3424797
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	175 Joerschke Dr.,
Entity Address, Address Line Two	Ste. A,
Entity Address, City or Town	Grass Valley,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95945
City Area Code	(530)
Local Phone Number	205-3437
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false